Long-term Investments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-Term Investments [Abstract]
Debt securities maturity period	1 year 2 months 12 days
Cost of debt securities measured at fair value	$ 10,000,000	$ 10,000,000
Unrealized losses	$ 442,800	$ 1,051,400
Maturity period	13 years 9 months 18 days